NOTES PAYABLE (Details) (USD $)	12 Months Ended		69 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Oct. 29, 2012	May 25, 2012
Promissory notes issued			$ 196,800
Interest on Promissory notes			6.00%
Promissory Notes Canceled					196,800
Accrued But Unpaid Interest Notes Canceled					17,208
Per Share Note Exchange					$ 1.00
Shares Exchange Notes Canceled					214,008
Gain on settlement of debt	$ 107,004	$ 0	$ 107,004
Number Of Debt Instruments	11
Stock Price	$ 0.45		$ 0.45	$ 0.50	$ (0.50)